Post employments benefits	6 Months Ended
Sep. 30, 2022
Post employments benefits
Post employments benefits

10    Post employments benefits

Significant movements have been recorded in respect of the gross assets held by and liabilities of the Group’s pension schemes in the period. The Group has obtained valuations for its most material schemes in the UK, Germany and Ireland. Key financial information is presented below.

The Group’s plan liabilities are measured using the projected unit credit method using the principal actuarial assumptions set out below.

	30 September	31 March
	2022	2022
	%	%
Weighted average actuarial assumptions used[1]:
Rate of inflation[2]	3.2%	3.3%
Discount rate	4.7%	2.4%

Notes:

1.	Figures shown represent a weighted average assumption of the Group’s plans in the UK, Germany and Ireland.
2.	This rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.

Assumptions relating to life expectancy are unchanged from 31 March 2022.

Charges made to the consolidated income statement and consolidated statement of comprehensive income (‘SOCI’) on the basis of the assumptions stated above are:

	Six months ended 30 September
	2022	2021
	€m	€m
Total net cost/(credit) included within staff costs	6	(58)
Actuarial (losses)/gains recognised in the SOCI	(63)	246

The Group’s overall net surplus is analysed as follows:

	30 September	31 March
	2022	2022
	€m	€m
Assets	493	555
Liabilities	(281)	(281)
Net surplus	212	274

An analysis of the net surplus is provided below for the Vodafone UK Group Pension Scheme, comprising the Vodafone Section and the Cable & Wireless Section (‘CWW Section’).

	Vodafone Section		CWW Section
	30 September	31 March	30 September	31 March
	2022	2022	2022	2022
	€m	€m	€m	€m
Analysis of net surplus:
Total fair value of plan assets	2,026	3,399	1,886	2,850
Present value of plan liabilities	(1,856)	(3,166)	(1,648)	(2,565)
Net surplus	170	233	238	285
Net surplus are analysed as:
Assets	170	233	238	285

On 18 October 2022, the Group entered into short term liquidity facilities with both sections of the Vodafone UK Pension Scheme (‘the UK scheme’) for an aggregate amount of £450 million. These facilities can be used for short-term liquidity purposes in connection with potential future collateral calls, with the intention of reducing the risk the UK Scheme would be required to dispose of assets at short notice in the event of significant increases in interest rates. Drawings can be made from the facility until 27 January 2023, with all amounts borrowed required to be repaid by 28 February 2023. No amounts were drawn under these facilities at the date of this report.